Audit Information	12 Months Ended
Dec. 31, 2022
Audit Information [Abstract]
Auditor Firm ID	1449
Auditor Name	PISTRELLI, HENRY MARTIN Y ASOCIADOS S.R.L.
Auditor Location	City of Buenos Aires, Argentina